Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Net profit (loss) used for the earnings per share calculation [text block]
	For the year ended December 31
in 000€	2019	2018	2017*
Net profit attributable to ordinary equity holders of the parent for basic earnings	1,646	3,027	(2,117)
Interest on convertible bonds	50	50	−
Net profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	1,696	3,077	(2,117)

Share data used for the earnings per share calculation [text block]
	For the year ended December 31
in 000	2019	2018	2017
Weighted average number of ordinary shares for basic earnings per share	52,915	49,806	47,325
Effect of dilution:
Share options	563	382	−
Convertible loan	509	509	−
Weighted average number of ordinary shares adjusted for effect of dilution	53,987	50,697	47,325

Earnings per share [text block]
	For the year ended December 31
	2019	2018	2017*
Earnings per share attributable to the owners of the parent
Basic	0.03	0.06	(0.04)
Diluted	0.03	0.06	(0.04)